Segment Information (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Segment Reporting for Reconciliation of Revenue

	For the Three Months Ended December 31,		For the Six Months Ended December 31,
	2025	2024	2025	2024
Revenues
Foodservice Packaging	$337,782	$-	$734,826	$-
RaaS	17,318	-	67,118	-
Hotel	1,855,929	-	2,170,112	-
Other Corporate Overhead	-	-	-	-
Revenues - continuing operations	2,211,029	-	2,972,056	-
Revenues - discontinued operations	-	15,141	-	39,595
Total	$2,211,029	$15,141	$2,972,056	$39,595

Costs and expenses
Foodservice Packaging	$747,337	$-	$1,391,737	$-
RaaS	803,179	15,769	1,243,466	48,337
Hotel	2,539,091	-	3,144,016	-
Other Corporate Overhead	1,646,290	176,080	2,883,834	361,974
Costs and expenses - continuing operations	5,735,897	191,849	8,663,053	410,311
Costs and expenses - discontinued operations	1,110	59,816	2,562	178,115
Total	$5,737,007	$251,665	$8,665,615	$588,426

Income (loss) from operations
Foodservice Packaging	$(409,555)	$-	$(656,911)	$-
RaaS	(785,861)	(15,769)	(1,176,348)	(48,337)
Hotel	(683,162)	-	(973,903)	-
Other Corporate Overhead	(1,646,290)	(176,080)	(2,883,834)	(361,974)
Loss from continuing operations	(3,524,868)	(191,849)	(5,690,997)	(410,311)
Loss from discontinued operations	(1,110)	(44,675)	(2,562)	(138,520)
Total	$(3,525,978)	$(236,524)	$(5,693,559)	$(548,831)

Other income (expense) - net
Foodservice Packaging	$(22,818)	$-	$(19,412)	$-
RaaS	4,786	29,643	9,712	45,629
Hotel	(593,845)	-	(727,114)	-
Other Corporate Overhead	(150,465)	(270,951)	(1,553,482)	(737,261)
Other expense - continuing operations	(762,342)	(241,308)	(2,290,296)	(691,632)
Other expense - discontinued operations	-	(1,773)	-	(3,754)
Total	$(762,342)	$(243,081)	$(2,290,296)	$(695,386)

Net loss
Foodservice Packaging	$(432,373)	$-	$(676,323)	$-
RaaS	(781,075)	13,874	(1,166,636)	(2,708)
Hotel	(1,277,007)	-	(1,701,018)	-
Other Corporate Overhead	(1,796,755)	(447,031)	(4,437,316)	(1,099,235)
Net loss from continuing operations	(4,287,210)	(433,157)	(7,981,293)	(1,101,943)
Net loss from discontinued operations	(1,110)	(46,448)	(2,562)	(142,274)
Total	$(4,288,320)	$(479,605)	$(7,983,855)	$(1,244,217)

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

	December 31, 2025	June 30, 2025

Total Assets
Foodservice Packaging	$7,859,290	$5,986,956
RaaS	1,343,579	1,299,198
Hotel	119,735,719	-
Other Corporate Overhead	679,445	38,380
Assets - continuing operations	129,618,033	7,324,534
Assets - discontinued operations	-	-
Total	$129,618,033	$7,324,534

Total Liabilities
Foodservice Packaging	$3,874,146	$1,642,420
RaaS	377,168	275,801
Hotel	28,496,777	-
Other Corporate Overhead	10,089,741	9,550,421
Liabilities - continuing operations	42,837,832	11,468,642
Liabilities - discontinued operations	406,605	479,005
Total	$43,244,437	$11,947,647

The following tables present financial information for the Company’s reportable segments and include reconciling items — such as Other Corporate Overhead, non-operating items, and discontinued operations — so that the totals reconcile directly to the consolidated statements of operations.

	For the Years Ended June 30,
	2025	2024
Revenues
Foodservice Packaging	$466,633	$-
RaaS	15,652	-
Other Corporate Overhead	-	-
Revenues - continuing operations	482,285	-
Revenues - discontinued operations	41,551	89,272
Total	$523,836	$89,272

Costs and expenses
Foodservice Packaging	$737,980	$-
RaaS	1,334,997	-
Other Corporate Overhead	2,956,380	712,052
Costs and expenses - continuing operations	5,029,357	712,052
Costs and expenses - discontinued operations	214,443	365,887
Total	$5,243,800	$1,077,939

Loss from operations
Foodservice Packaging	$(271,347)	$-
RaaS	(1,319,345)	-
Other Corporate Overhead	(2,956,380)	(712,052)
Loss from continuing operations	(4,547,072)	(712,052)
Loss from discontinued operations	(172,892)	(276,615)
Total	$(4,719,964)	$(988,667)

Other income (expense) - net
Foodservice Packaging	$(14,648)	$-
RaaS	(546,729)	-
Other Corporate Overhead	(2,827,734)	(2,241,410)
Loss from continuing operations	(3,389,111)	(2,241,410)
Loss from discontinued operations	(6,803)	(5,429)
Total	$(3,395,914)	$(2,246,839)

Net loss
Foodservice Packaging	$(285,995)	$-
RaaS	(1,866,074)	-
Other Corporate Overhead	(5,784,115)	(2,953,462)
Net loss from continuing operations	(7,936,184)	(2,953,462)
Net loss from discontinued operations	(179,694)	(282,044)
Total	$(8,115,878)	$(3,235,506)

	For the Years Ended June 30,
	2025	2024

Total Assets
Foodservice Packaging	$5,986,956	$-
RaaS	1,299,198	-
Other Corporate Overhead	38,380	1,549,258
Assets - continuing operations	7,324,534	1,549,258
Assets - discontinued operations	-	93,363
Total	$7,324,534	$1,642,621

Total Liabilities
Foodservice Packaging	$1,642,420	$-
RaaS	275,801	-
Other Corporate Overhead	9,550,421	4,618,338
Liabilities - continuing operations	11,468,642	4,618,338
Liabilities - discontinued operations	479,005	457,610
Total	$11,947,647	$5,075,948